On September 30, 2021, the quantity of outstanding of shares was 808,411,566, in the period were delivered of 704,404 shares, in accordance with Restricted Share plan of Company. (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EQUITY
Shares at the beginning of the period	807,707,162	811,759,800
Purchase of treasury shares		(4,836,000)
Delivery of restricted shares	704,404	783,362
Shares at the end of the period	808,411,566	807,707,162